EARNINGS/ LOSSES PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Distribution Made to Limited Partner
Common unitholders' interest in net income/(loss)	$ 14,264	$ (5,516)	$ (18,880)	$ (20,514)
Earnings/(losses) per unit (basic and diluted):
Cash distributions declared and paid in the period per unit (in dollars per share)	$ 0.02	$ 0.40	$ 0.42	$ 0.81
Subsequent event: Cash distributions declared and paid per unit relating to the period (in dollars per share)	$ 0.02	$ 0.40	$ 0.02	$ 0.40
Ownership interest by third party (percentage)	69.20%		69.20%
Common unitholders
Distribution Made to Limited Partner
Common unitholders' interest in net income/(loss)	$ 10,988	$ (8,364)	$ (24,452)	$ (26,021)
Less: distributions paid	(1,400)	(52,147)	(2,800)	(80,221)
Under/(over) distributed earnings	$ 9,588	$ (60,511)	$ (27,252)	$ (106,242)
Basic and diluted:
Weighted average units outstanding (in shares)	69,302	69,455	69,302	69,455
Earnings/(losses) per unit (basic and diluted):
Basic and diluted - common unitholders (in dollars per share)	$ 0.16	$ (0.12)	$ (0.35)	$ (0.37)